Segment information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segment information

5.    Segment information

In accordance with its integrated communication and technology services strategy , Group has reportable segments which are Turkcell Turkey, Turkcell International and Techfin. While some of these strategic segments offer the same types of services, they are managed separately because they operate in different geographical locations and are affected by different economic conditions.

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker function is carried out by the Board of Directors, however Board of Directors may transfer the authorities, other than recognized by the law, to the General Manager and other directors.

Turkcell Turkey reportable segment includes the operations of Turkcell, Turkcell Superonline Iletisim Hizmetleri A.S. (“Turkcell Superonline”), group call center operations of Global Bilgi Pazarlama Danismanlik ve Cagri Servisi Hizmetleri A.S. (“Turkcell Global Bilgi”), Turktell Bilisim Servisleri A.S. (“Turktell”), Turkcell Teknoloji Arastirma ve Gelistirme A.S. (“Turkcell Teknoloji”), Kule Hizmet ve Isletmecilik A.S. (“Global Tower”), Atmosware Teknoloji Egitim ve Danismanlik A.S (“Atmosware Teknoloji”), Rehberlik Hizmetleri Servisi A.S. (“Rehberlik”), Turkcell Gayrimenkul Hizmetleri A.S. (“Turkcell Gayrimenkul”), Lifecell Dijital Servisler ve Cozumler A.S. (“Lifecell Dijital Servisler”), Lifecell Bulut Cozumleri A.S. (“Lifecell Bulut”), Lifecell TV Yayin ve Icerik Hizmetleri A.S. (“Lifecell TV”), Lifecell Muzik Yayin ve Iletim A.S. (“Lifecell Muzik”), BiP Iletisim Teknolojileri ve Dijital Servisler A.S. (“BiP A.S.”), Turkcell Satis’s digital business services (Note 2) and Turkcell Dijital Is Servisleri A.S. (“Turkcell Dijital”).

Turkcell International reportable segment includes the operations of Lifecell LLC (“lifecell”), CJSC Belarusian Telecommunications Network (“BeST”), Kibris Mobile Telekomunikasyon Limited Sirketi (“Kibris Telekom”), East Asian Consortium B.V. (“Eastasia”), Lifecell Ventures Cooperatief U.A (“Lifecell Ventures”), Beltel Telekomunikasyon Hizmetleri A.S. (“Beltel”), LLC UkrTower (“UkrTower”), LLC Global Bilgi (“Global LLC”), Turkcell Europe GmbH (“Turkcell Europe”), Lifetech LLC (“Lifetech”), Beltower LLC (“Beltower”), Lifecell Digital Limited (“Lifecell Digital”), Yaani Digital BV (“Yaani”) and BiP Digital Communication Technologies B.V (“BiP B.V.”).

Techfin reportable segment includes the operations of Turkcell Finansman, Turkcell Odeme, Paycell and Turkcell Sigorta. The operations of these legal entities aggregated into one reportable segment as the nature of services are similar and most of them share similar economic characteristics.

5.    Segment information (continued)

Other reportable segment mainly comprises, non-group call center operations of Turkcell Global Bilgi, Turkcell Enerji, Boyut Enerji and Turkcell Satis’s other operations.

The Board primarily uses adjusted EBITDA to assess the performance of the operating segments. Adjusted EBITDA definition includes revenue, cost of revenue excluding depreciation and amortization, selling and marketing expenses and administrative expenses.

Adjusted EBITDA is not a financial measure defined by IFRS as a measurement of financial performance and may not be comparable to other similarly-titled indicators used by other companies. Reconciliation of Adjusted EBITDA to the consolidated profit for the year is included in the accompanying notes.

	Turkcell Turkey		Turkcell International		Techfin		Other		Intersegment Eliminations		Consolidated
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Total segment revenue	27,223,543	22,822,872	3,750,081	2,542,410	1,075,742	845,189	4,930,019	3,603,236	(1,058,843)	(709,969)	35,920,542	29,103,738
Inter-segment revenue	(175,173)	(135,542)	(99,353)	(87,955)	(61,846)	(14,202)	(722,471)	(472,270)	1,058,843	709,969	—	—
Revenues from external customers	27,048,370	22,687,330	3,650,728	2,454,455	1,013,896	830,987	4,207,548	3,130,966	—	—	35,920,542	29,103,738
Adjusted EBITDA	12,167,845	10,283,439	1,828,333	1,169,488	638,946	507,164	401,086	338,188	(22,397)	(27,981)	15,013,813	12,270,298
IFRS 9 impairment loss provision	(251,870)	(295,978)	(7,785)	(2,845)	(10,436)	(50,356)	(1,071)	(416)	—	—	(271,162)	(349,595)

	Turkcell Turkey		Turkcell International		Techfin		Other		Intersegment Eliminations		Consolidated
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Total segment revenue	22,822,872	19,954,368	2,542,410	2,002,789	845,189	1,144,023	3,603,236	2,661,444	(709,969)	(625,489)	29,103,738	25,137,135
Inter-segment revenue	(135,542)	(134,016)	(87,955)	(94,703)	(14,202)	(840)	(472,270)	(395,930)	709,969	625,489	—	—
Revenues from external customers	22,687,330	19,820,352	2,454,455	1,908,086	830,987	1,143,183	3,130,966	2,265,514	—	—	29,103,738	25,137,135
Adjusted EBITDA	10,283,439	8,626,020	1,169,488	903,896	507,164	660,962	338,188	267,656	(27,981)	(32,115)	12,270,298	10,426,419
IFRS 9 impairment loss provision	(295,978)	(223,879)	(2,845)	(5,109)	(50,356)	(363)	(416)	(109,506)	—	—	(349,595)	(338,857)

5.    Segment information (continued)

	2021	2020	2019
Profit for the period	5,031,278	4,239,620	3,276,690
Add/(Less):

(Profit)/loss from discontinued operations	—	—	(772,436)

Profit from continuing operations	5,031,278	4,239,620	2,504,254
Income tax expense	(490,184)	387,193	785,630
Finance income	(3,592,026)	(2,119,483)	(297,450)
Finance costs	6,492,878	3,251,164	2,025,118
Other income	(249,793)	(96,585)	(140,705)
Other expenses	619,837	619,835	487,295
Depreciation and amortization	7,291,913	5,974,779	5,046,565
Share of profit/(loss) of equity accounted investees	(90,090)	13,775	15,712
Consolidated adjusted EBITDA	15,013,813	12,270,298	10,426,419

Geographical information

In presenting the information based on geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	2021	2020	2019
Revenues
Turkey	32,269,797	26,648,183	23,229,046
Ukraine	2,832,145	1,800,983	1,322,116
Belarus	508,289	395,363	366,314
Turkish Republic of Northern Cyprus	290,498	229,652	209,109
Netherlands	19,813	28,863	8,396
Germany	—	694	2,154
	35,920,542	29,103,738	25,137,135

	31 December	31 December
	2021	2020
Non-current assets
Turkey	31,970,383	26,165,209
Ukraine	6,566,537	3,390,246
Belarus	493,213	264,864
Turkish Republic of Northern Cyprus	268,760	244,710
Unallocated non-current assets	1,872,144	849,992
	41,171,037	30,915,021